Cash and Cash Equivalents (Tables)	9 Months Ended
Sep. 30, 2019
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Summary of Cash and Cash Equivalents	Cash and cash equivalents at the end of the reporting period as shown in the condensed consolidated statements of financial position and cash flows is comprised of the following:

	September 30, 2019		December 31, 2018
Cash and bank balances	Ps.	3,408	Ps.	7,778
Cash equivalents		26,822		15,949

	Ps.	30,230	Ps.	23,727